Tangible Assets And Assets Under Construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 520,811
Additions	(48,966)
Transfers from assets under construction	57,107	$ 0	$ 0
Balance, period end	537,128	520,811
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	841,541	834,352	827,839
Additions	11,124	7,585	8,577
Disposal	(130)
Impairment loss	(24,769)		0
Write-down/ Write-off		(396)	(2,064)
Transfers from assets under construction	57,107
Balance, period end	884,873	841,541	834,352
Cost [member] | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	522,998	521,375	521,036
Additions	2,445	1,931	2,403
Impairment loss	(24,769)		0
Write-down/ Write-off		(308)	(2,064)
Transfers from assets under construction	51,461
Balance, period end	552,135	522,998	521,375
Cost [member] | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	55,481	51,185	46,047
Additions	6,774	4,296	5,138
Balance, period end	62,255	55,481	51,185
Cost [member] | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	225,554	224,772	224,170
Additions	1,510	870	602
Disposal	(130)
Write-down/ Write-off		(88)
Transfers from assets under construction	3,803
Balance, period end	230,737	225,554	224,772
Cost [member] | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	29,190	29,190	29,190
Additions	10	0	0
Transfers from assets under construction	1,843
Balance, period end	31,043	29,190	29,190
Cost [member] | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	8,318	7,830	7,396
Additions	385	488	434
Balance, period end	8,703	8,318	7,830
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(320,730)	(290,484)	(257,007)
Additions	(32,557)	(30,322)	(31,774)
Disposal	169
Impairment loss			(2,569)
Write-down/ Write-off		76	866
Impairment loss	5,373
Transfers from assets under construction	0
Balance, period end	(347,745)	(320,730)	(290,484)
Accumulated Depreciation [member] | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(216,983)	(198,508)	(177,820)
Additions	(20,315)	(18,475)	(18,985)
Impairment loss			(2,569)
Write-down/ Write-off		0	866
Impairment loss	5,373
Transfers from assets under construction	0
Balance, period end	(231,925)	(216,983)	(198,508)
Accumulated Depreciation [member] | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(44,014)	(40,055)	(34,889)
Additions	(4,122)	(3,959)	(5,166)
Balance, period end	(48,136)	(44,014)	(40,055)
Accumulated Depreciation [member] | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(41,023)	(34,184)	(27,318)
Additions			(6,866)
Additions	(7,274)	(6,915)
Disposal	169
Write-down/ Write-off		76
Transfers from assets under construction	0
Balance, period end	(48,128)	(41,023)	(34,184)
Accumulated Depreciation [member] | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(13,078)	(12,777)	(12,457)
Additions	(355)	(301)	(320)
Transfers from assets under construction	0
Balance, period end	(13,433)	(13,078)	(12,777)
Accumulated Depreciation [member] | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(5,632)	(4,960)	(4,523)
Additions	(491)	(672)	(437)
Balance, period end	(6,123)	(5,632)	(4,960)
Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	520,811	543,868	570,832
Additions	(21,433)	(22,737)	(23,197)
Disposal	39
Impairment loss	(19,396)		(2,569)
Write-down/ Write-off		(320)	(1,198)
Transfers from assets under construction	57,107
Balance, period end	537,128	520,811	543,868
Net Book Value | Tanker vessels, barges and pushboats [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	306,015	322,867	343,216
Additions	(17,870)	(16,544)	(16,582)
Impairment loss	(19,396)		(2,569)
Write-down/ Write-off		(308)	(1,198)
Transfers from assets under construction	51,461
Balance, period end	320,210	306,015	322,867
Net Book Value | Deferred dry dock and special survey costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	11,467	11,130	11,158
Additions	2,652	337	(28)
Balance, period end	14,119	11,467	11,130
Net Book Value | Dry port terminals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	184,531	190,588	196,852
Additions	(5,764)	(6,045)	(6,264)
Disposal	39
Write-down/ Write-off		(12)
Transfers from assets under construction	3,803
Balance, period end	182,609	184,531	190,588
Net Book Value | Oil storage plant and port facilities for liquid cargoes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	16,112	16,413	16,733
Additions	(345)	(301)	(320)
Transfers from assets under construction	1,843
Balance, period end	17,610	16,112	16,413
Net Book Value | Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	2,686	2,870	2,873
Additions	(106)	(184)	(3)
Balance, period end	$ 2,580	$ 2,686	$ 2,870